Business Combinations (Acquisition Completed in 2010 - Mochi) (Narrative) (Details)	12 Months Ended			0 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 Additional Paid-in Capital [Member] CNY	Dec. 31, 2012 Accumulated Other Comprehensive Income [Member] CNY	Jan. 15, 2010 Mochi [Member] USD ($)	Jan. 15, 2010 Mochi [Member] CNY	Mar. 31, 2012 Mochi [Member] Shanda Online [Member] CNY	Mar. 31, 2012 Mochi [Member] Shanda Online [Member] Additional Paid-in Capital [Member] CNY	Mar. 31, 2012 Mochi [Member] Shanda Online [Member] Accumulated Other Comprehensive Income [Member] CNY	Jan. 15, 2010 Mochi [Member] Stock Options [Member] USD ($)	Jan. 15, 2010 Mochi [Member] Restricted Stock [Member]	Jan. 15, 2010 Mochi [Member] Restricted Stock [Member] Maximum [Member]	Jan. 15, 2010 Mochi [Member] Restricted Stock [Member] Minimum [Member]	Jan. 15, 2010 Mochi [Member] Class A Ordinary Shares [Member] USD ($)
Business Acquisition [Line Items]
Percentage of equity interest acquired				100.00%	100.00%
Total purchase consideration				$ 64,300,000	438,593,000
Cost of acquired entity, cash paid				60,700,000
Number of shares issued													622,222
Fair value of shares issued													3,300,000
Number of options granted in period									962,963
Fair value of options granted in period									300,000
Number of restricted shares granted in period										2,068,219
Award vesting period											4 years	2 years
Weighted average amortization period for identifiable intangible assets acquired				14 years 1 month 6 days	14 years 1 month 6 days
Goodwill					163,617,000
Percentage of equity interest transferred						100.00%
Percentage of equity interest of shanda online acquired in exchange for transfer of Mochi						6.20%
Net carrying amount of deconsolidated subsidiary - Mochi						370,700,000
Investment in affiliated companies						127,400,000
Contribution to Shanda related to disposition of Mochi Media, Inc.	(243,362,000)	(243,972,000)	610,000			(243,400,000)	(244,000,000)	600,000